Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions
The Company formed HRT, a joint venture with Hengtong Optic-Electric Co., Ltd. in 2017, which was recognized by the Company as an equity method investment. During the three and six months ended June 30, 2021, we made no sales to HRT. During the three and six months ended June 30, 2020, we made sales to HRT of $2.5 million. As of June 30, 2021 and December 31, 2020, the balance owed by the joint venture amounted to $0.4 million and $3.3 million, respectively, and is included in accounts receivable in the accompanying balance sheets. As of June 30, 2021, there was no balance owed to the joint venture.
The Company engages two affiliate entities of the Company’s directors for consulting and administrative services. The fees incurred for these services were immaterial for the three and six months ended June 30, 2021 and 2020. As of June 30, 2020 and December 31, 2020, the amounts included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets were not considered material.

12.	Related Party Transactions
The Company formed HRT, a joint venture with Hengtong Optic-Electric Co., Ltd. in 2017, which was recognized by the Company as an equity method investment. During the years ended December 31, 2020 and 2019, we made sales to HRT of
$5.3 million and $6.7 million, respectively. As of December 31, 2020 and 2019, the balance owed by the joint venture amounted to $3.3 million and $2.9 mi llion, respectively, and is included in accounts receivable in the accompanying balance sheets.
The Company engages two affiliate entities of the Company’s directors for consulting and administrative services. For the years ended December 31, 2020 and 2019, the Company incurred $0.8 million and $1.9 million in fees for these services, respectively. As of December 31, 2020 and 2019, the amounts included in accounts payable and accrued expenses in the accompanying balance shee ts were not considered material.